CONTINGENT SHARES AND EARNOUT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
CONTINGENT SHARES AND EARNOUT LIABILITIES.
Schedule of Contingent Shares

	2022		2021
Balance at Beginning of Year	$38,428,700		$—
Contingent Shares Issued Upon Closing of Business Combination	5,460,000	(iv)	7,640,334	(i)
Contingent Earnout Issued for Option Right	—		19,847,000	(ii)
Contingent Shares Issued for Option Right	—		14,973,000	(iii)
Change in Fair Value of Contingent Liabilities	(29,232,034)		(4,031,634)
Balance at End of Year	$14,656,666		$38,428,700